Janus Henderson European Focus Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended	292 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Europe IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			35.41%	10.30%	8.52%	6.54%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.63%	9.43%	7.20%	10.95%
Performance Inception Date	[1]	Aug. 31, 2001
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.24%	7.71%	6.07%	10.12%
Performance Inception Date	[1]	Aug. 31, 2001
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.85%	9.67%	7.44%	11.69%
Performance Inception Date	[1]	Aug. 31, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		37.81%	10.14%	7.26%	11.12%
Performance Inception Date	[2]	Aug. 31, 2001
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			39.75%	10.98%	8.09%	11.95%
Performance Inception Date		Aug. 31, 2001
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			40.22%	11.26%	8.36%	12.16%
Performance Inception Date		Aug. 31, 2001
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			40.36%	11.34%	8.42%	12.10%
Performance Inception Date		Aug. 31, 2001
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			40.02%	11.08%	8.17%	12.00%
Performance Inception Date		Aug. 31, 2001

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.